Intangible Assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in goodwill [line items]
Other intangible assets	R$ 196,593	R$ 163,976	R$ 139,500
Total	885,083	833,807
Getnet Tecnologia Em Captura E Processamento De Transacoes H U A Ltda [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	669,831	669,831
Eyemobile Tecnologia S.A. (“Eyemobile”)
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	R$ 18,659	R$ 0